Share Capital (Details) - $ / shares	Nov. 26, 2025	Nov. 26, 2024	Aug. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Share Capital [Line Items]
Authorized shares				100,000,000	100,000,000	100,000,000
Common shares vote per share			1
Class A Preferred Stock [Member]
Share Capital [Line Items]
Number of preferred shares issued upon conversion			100,000
Description of conversion of stock			convert at 1000/1 to common shares at 2,000 votes a share
Preferred stock, par or stated value per share				$ 0.001	$ 0.001	$ 0.001
Common Stock [Member] | Delaware [Member]
Share Capital [Line Items]
Authorized shares			100,000,000
Preferred Class B [Member]
Share Capital [Line Items]
Number of preferred shares issued upon conversion							20,000,000
Description of conversion of stock			convert at 1/1 common shares with no voting rights
Preferred stock, par or stated value per share				$ 0.001	$ 0.001	$ 0.001
Preferred Stock [Member]
Share Capital [Line Items]
Preferred stock, par or stated value per share			$ 0.001
Maximum [Member] | Class A Preferred Stock [Member]
Share Capital [Line Items]
Preferred stock conversion ratio	1000/1	1000/1
Minimum [Member] | Class A Preferred Stock [Member]
Share Capital [Line Items]
Preferred stock conversion ratio	379.35029/1	379.35029/1